FAIR VALUE (Schedule of Carrying Amounts and Estimated Fair Values of Financial Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Sep. 30, 2012
Financial Assets [Abstract]
Cash and cash equivalents	$ 17,289	$ 6,684	$ 8,192	$ 23,430
Securities	68,092	86,062	87,930	94,456
Federal Home Loan Bank stock
Loans held for sale	573	314	492	739
Loans, net	308,692	188,666	186,193	202,153
Accrued interest receivable	1,448	1,126	1,134	1,255
Financial Liabilities [Abstract]
Deposits	318,986	210,329	218,337	238,002
Federal Home Loan Bank advances	20,639	20,044	13,706	18,764
Subordinated debenture	2,681	0
Accrued interest payable	224	33	278	376
Carrying Value [Member]
Financial Assets [Abstract]
Cash and cash equivalents	17,289	6,684	8,192	23,430
Securities	68,216	86,062	87,930	94,456
Federal Home Loan Bank stock	2,921	1,953	1,953	1,953
Loans held for sale	562	307	482	719
Loans, net	298,253	177,088	175,476	179,998
Accrued interest receivable	1,448	1,126	1,134	1,255
Financial Liabilities [Abstract]
Deposits	318,190	209,440	217,340	236,472
Federal Home Loan Bank advances	20,598	19,958	13,230	17,672
Subordinated debenture	2,681
Accrued interest payable	224	33	278	376
Fair Value Measurements (Level 1) [Member]
Financial Assets [Abstract]
Cash and cash equivalents	17,289	6,684	8,192	23,430
Securities	0
Federal Home Loan Bank stock
Loans held for sale	0
Loans, net	0
Accrued interest receivable	0
Financial Liabilities [Abstract]
Deposits	152,347	87,733	93,128	96,176
Federal Home Loan Bank advances	11,000
Subordinated debenture	0
Accrued interest payable	0
Fair Value Measurements (Level 2) [Member]
Financial Assets [Abstract]
Cash and cash equivalents	0
Securities	68,092	86,062	87,930	94,456
Federal Home Loan Bank stock
Loans held for sale	573	314	492	739
Loans, net	0
Accrued interest receivable	387	471	494	509
Financial Liabilities [Abstract]
Deposits	166,639	122,596	125,209	141,826
Federal Home Loan Bank advances	9,639	20,044	13,706	18,764
Subordinated debenture	2,681
Accrued interest payable	224	33	278	376
Fair Value Measurements (Level 3) [Member]
Financial Assets [Abstract]
Cash and cash equivalents	0
Securities	0
Federal Home Loan Bank stock
Loans held for sale	0
Loans, net	308,692	188,666	186,193	202,153
Accrued interest receivable	1,061	655	640	746
Financial Liabilities [Abstract]
Deposits	0
Federal Home Loan Bank advances	0
Subordinated debenture	0
Accrued interest payable	$ 0